Average Annual Total Returns		12 Months Ended	44 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Bloomberg U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.05%	(2.21%)
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	(2.08%)
First Trust Securitized Plus ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.68%	(1.32%)
Performance Inception Date	Apr. 29, 2020
First Trust Securitized Plus ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.29%	(2.55%)
First Trust Securitized Plus ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.31%	(1.50%)